Income Taxes (Details) - Schedule of components of income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Domestic	$ 4,992	$ 3,392	$ (722)
Foreign	(3,902)	2,524	9,414
Deferred income tax expense benefit	1,090	5,916	8,692
Deferred
Domestic	(4,112)	(2,007)	(3,169)
Foreign	(13,372)	(386)	(787)
Deferred income tax expense benefit	(17,484)	(2,393)	(3,956)
Total income taxes	$ (16,394)	$ 3,523	$ 4,736